Expense Example - AMERICAN CENTURY MUNICIPAL TRUST	Oct. 01, 2025 USD ($)
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	506
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,452
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,698
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	331
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	519
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	828
Expense Example, with Redemption, 10 Years	1,293
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	798
Expense Example, with Redemption, 10 Years	1,542
TAX-FREE MONEY MARKET FUND | TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	$ 617